Note 8 - Disclosure of Financial Instruments and Risk Management - Net Gains or Losses of Financial Instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Net (loss) for financial assets at amortized cost	€ 0	€ (282)	€ (162)
Net (loss) for financial liabilities at amortized cost	(6,213)	(808)	(319)
Net gain for financial liabilities at FVTPL	€ 2,282	€ 711	€ 2,802